Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PROSPECTUS DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Treasury Collateral ETF (the “Fund”)

On page 70 of the Prospectus, the second paragraph of the section titled “Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The Underlying Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. They include U.S. Treasury notes, bills and bonds. The Fund expects to invest 100% of its total assets in cash and U.S. Treasury Obligations with a maximum remaining maturity of 12 months.

Invesco Treasury Collateral ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PROSPECTUS DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Treasury Collateral ETF (the “Fund”)

On page 70 of the Prospectus, the second paragraph of the section titled “Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The Underlying Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. They include U.S. Treasury notes, bills and bonds. The Fund expects to invest 100% of its total assets in cash and U.S. Treasury Obligations with a maximum remaining maturity of 12 months.